UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-10599

Investment Company Act File Number

Tax-Managed Global Small-Cap Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

July 31, 2016

Date of Reporting Period

Item 1. Schedule of Investments

Tax-Managed Global Small-Cap Portfolio

July 31, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.8%

Security	Shares	Value
Australia — 3.0%
Ansell, Ltd.	8,282	$122,030
carsales.com, Ltd.	11,668	112,830
Challenger, Ltd.	13,658	98,760
Mirvac Group	65,008	108,752
OceanaGold Corp.	28,069	101,471
Regis Resources, Ltd.	22,540	70,070
Super Retail Group, Ltd.	11,586	86,421

		$700,334

Austria — 0.8%
ams AG	3,252	$107,821
Mayr Melnhof Karton AG	812	89,025

		$196,846

Bermuda — 1.3%
Essent Group, Ltd.(1)	4,403	$105,496
Genpact, Ltd.(1)	7,175	192,075

		$297,571

Canada — 5.3%
Aecon Group, Inc.	10,719	$142,767
CAE, Inc.	18,769	250,416
Dominion Diamond Corp.	4,435	40,727
Encana Corp.	13,957	112,242
First Majestic Silver Corp.(1)	5,533	95,942
Gibson Energy, Inc.	9,437	107,695
Laurentian Bank of Canada	2,530	93,806
Linamar Corp.	1,361	54,027
North West Co., Inc. (The)	3,870	90,403
Sandvine Corp.	55,886	139,538
Seven Generations Energy, Ltd., Class A(1)	5,554	116,555

		$1,244,118

China — 0.8%
TAL Education Group ADR(1)	3,296	$198,452

		$198,452

Finland — 0.3%
Amer Sports Oyj	2,781	$78,954

		$78,954

France — 1.9%
Ipsen SA	2,989	$195,020
Metropole Television SA	3,584	65,208
Nexity SA	1,773	94,314
Rubis SCA	1,199	96,767

		$451,309

Germany — 1.0%
CTS Eventim AG & Co. KGaA	2,154	$74,985
Norma Group SE	1,990	103,480
Salzgitter AG	2,086	65,096

		$243,561

Security	Shares	Value
Hong Kong — 1.1%
Hysan Development Co., Ltd.	27,800	$128,200
Johnson Electric Holdings, Ltd.	48,551	122,174

		$250,374

Italy — 3.0%
Amplifon SpA	19,467	$194,273
Banca Generali SpA	6,780	140,356
Brembo SpA	1,618	94,623
Industria Macchine Automatiche SpA	1,604	94,660
MARR SpA	4,373	91,943
Moncler SpA	5,791	101,631

		$717,486

Japan — 11.8%
77 Bank, Ltd. (The)	24,900	$95,396
Advance Residence Investment Corp.	51	142,020
Ariake Japan Co., Ltd.	2,300	126,696
Asahi Intecc Co., Ltd.	2,600	119,545
Century Tokyo Leasing Corp.	3,300	114,342
Daifuku Co., Ltd.	7,300	153,388
Eiken Chemical Co., Ltd.	5,600	130,525
FP Corp.	2,500	130,532
Hoshizaki Corp.	1,500	135,735
MISUMI Group, Inc.	7,700	141,425
Morinaga & Co., Ltd.	14,000	92,338
Nomura Co., Ltd.	7,800	116,773
OYO Corp.	10,100	113,778
Penta-Ocean Construction Co., Ltd.	24,500	148,969
Relia, Inc.	19,700	188,730
Sac’s Bar Holdings, Inc.	10,500	111,898
Sakata INX Corp.	8,800	111,990
Sakata Seed Corp.	8,000	196,959
Sun Frontier Fudousan Co., Ltd.	10,400	102,506
Tokyu REIT, Inc.	99	141,445
Tosei Corp.	16,000	126,235
Yokohama Reito Co., Ltd.	6,500	67,124

		$2,808,349

Netherlands — 0.5%
Refresco Group NV(2)	6,920	$108,093

		$108,093

Norway — 0.8%
SpareBank 1 SR-Bank ASA	20,300	$94,370
XXL ASA(2)	8,121	98,705

		$193,075

Singapore — 0.4%
Global Logistic Properties, Ltd.	67,300	$96,509

		$96,509

Spain — 0.5%
Acciona SA	1,017	$75,067
Tecnicas Reunidas SA	1,477	45,804

		$120,871

Sweden — 1.1%
Boliden AB	2,871	$63,191
Indutrade AB	9,867	208,657

		$271,848

Security	Shares	Value
Switzerland — 2.4%
Belimo Holding AG	35	$110,958
Bucher Industries AG	649	161,162
Temenos Group AG	3,067	189,656
VZ Holding AG	340	101,525

		$563,301

United Kingdom — 7.2%
Bodycote PLC	25,400	$196,512
BTG PLC(1)	13,600	120,070
DS Smith PLC	29,230	151,595
Halma PLC	10,403	144,299
Hastings Group Holdings, Ltd.(2)	38,729	97,394
Hiscox, Ltd.	8,066	113,039
Inchcape PLC	5,900	52,606
John Wood Group PLC	8,208	71,809
Melrose Industries PLC	10,320	93,461
Moneysupermarket.com Group PLC	29,633	117,060
Regus PLC	43,118	174,234
St. James’s Place PLC	9,313	113,976
UNITE Group PLC (The)	14,504	121,550
WH Smith PLC	6,421	129,984

		$1,697,589

United States — 55.6%
Acadia Realty Trust	3,345	$125,973
Akamai Technologies, Inc.(1)	2,541	128,397
Alliant Energy Corp.	2,460	99,015
Ameris Bancorp	3,372	111,815
AMERISAFE, Inc.	1,637	95,814
AMETEK, Inc.	6,325	297,465
AmSurg Corp.(1)	1,705	127,892
Armstrong World Industries, Inc.(1)	4,402	186,953
Balchem Corp.	4,680	298,912
Bank of the Ozarks, Inc.	2,712	97,605
BankUnited, Inc.	3,285	98,616
Black Knight Financial Services, Inc., Class A(1)	2,628	102,098
Burlington Stores, Inc.(1)	2,883	220,578
Cambrex Corp.(1)	3,576	187,418
Chemtura Corp.(1)	7,723	216,939
Cirrus Logic, Inc.(1)	2,610	126,820
CMS Energy Corp.	2,191	98,989
CubeSmart	7,639	226,955
Curtiss-Wright Corp.	1,177	104,741
Cypress Semiconductor Corp.	9,471	110,242
DCT Industrial Trust, Inc.	2,559	128,513
Diamondback Energy, Inc.(1)	2,968	260,561
Douglas Emmett, Inc.	5,407	205,682
Eagle Bancorp, Inc.(1)	4,033	207,901
EastGroup Properties, Inc.	1,723	126,847
Essex Property Trust, Inc.	787	184,064
Euronet Worldwide, Inc.(1)	2,049	156,257
Federal Realty Investment Trust	1,441	244,538
First American Financial Corp.	4,651	194,458
First Republic Bank	4,184	299,867
Grand Canyon Education, Inc.(1)	3,812	160,333
Helen of Troy, Ltd.(1)	2,066	205,794
Hexcel Corp.	6,921	298,780
Hill-Rom Holdings, Inc.	1,941	103,708
Horace Mann Educators Corp.	4,275	146,119
ICU Medical, Inc.(1)	2,202	257,105
Infinera Corp.(1)	18,932	165,844
Infoblox, Inc.(1)	6,179	115,671

Security	Shares	Value
Integra LifeSciences Holdings Corp.(1)	1,787	$150,590
Interface, Inc.	6,411	114,500
James River Group Holdings, Ltd.	2,912	98,018
Jazz Pharmaceuticals PLC(1)	794	119,870
Kate Spade & Co.(1)	4,655	100,967
Kirby Corp.(1)	4,002	218,069
Landstar System, Inc.	2,734	192,720
Lazard, Ltd., Class A	3,266	116,727
LKQ Corp.(1)	8,138	279,866
MEDNAX, Inc.(1)	1,765	121,626
Mentor Graphics Corp.	9,706	207,320
Mercury Systems, Inc.(1)	3,914	101,451
MTS Systems Corp.	4,414	209,356
Multi-Color Corp.	3,789	244,694
National Retail Properties, Inc.	1,926	102,386
NVR, Inc.(1)	80	136,400
PDC Energy, Inc.(1)	3,993	218,697
Penske Automotive Group, Inc.	3,153	124,922
Pinnacle Foods, Inc.	6,414	322,047
Pinnacle West Capital Corp.	1,228	96,852
Post Properties, Inc.	1,989	126,480
PS Business Parks, Inc.	1,697	188,180
RBC Bearings, Inc.(1)	2,655	201,860
RLI Corp.	2,848	194,148
Sabre Corp.	8,697	253,518
Sally Beauty Holdings, Inc.(1)	6,655	195,191
ServiceMaster Global Holdings, Inc.(1)	7,272	275,100
Sprouts Farmers Market, Inc.(1)	7,608	175,973
Steven Madden, Ltd.(1)	2,796	97,916
Team Health Holdings, Inc.(1)	4,515	184,393
Team, Inc.(1)	3,768	104,034
Teleflex, Inc.	681	122,791
US Concrete, Inc.(1)	3,322	214,269
Vantiv, Inc., Class A(1)	4,100	224,557
Verint Systems, Inc.(1)	4,929	173,846
Vista Outdoor, Inc.(1)	2,000	100,100
VWR Corp.(1)	6,228	195,061
West Pharmaceutical Services, Inc.	1,735	139,286
Western Alliance Bancorp(1)	3,073	104,574
Yadkin Financial Corp.	3,899	98,216

		$13,171,850

Total Common Stocks (identified cost $22,153,171)		$23,410,490

Short-Term Investments — 1.0%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.56%(3)	$237	$236,778

Total Short-Term Investments (identified cost $236,778)		$236,778

Total Investments — 99.8% (identified cost $22,389,949)		$23,647,268

Other Assets, Less Liabilities — 0.2%		$53,526

Net Assets — 100.0%		$23,700,794

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2016, the aggregate value of these securities is $304,192 or 1.3% of the Portfolio’s net assets.

(3)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2016. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2016 was $1,079.

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Financials	24.3%	$5,753,487
Industrials	19.9	4,722,546
Consumer Discretionary	12.8	3,044,661
Information Technology	12.6	2,977,205
Health Care	10.9	2,591,203
Materials	7.0	1,649,759
Consumer Staples	5.4	1,271,576
Energy	3.9	933,363
Utilities	2.0	466,690
Short-Term Investments	1.0	236,778

Total Investments	99.8%	$23,647,268

Abbreviations:

ADR	-	American Depositary Receipt

The Portfolio did not have any open financial instruments at July 31, 2016.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$22,454,642

Gross unrealized appreciation	$2,189,537
Gross unrealized depreciation	(996,911)

Net unrealized appreciation	$1,192,626

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2016, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Asia/Pacific	$299,923	$3,754,095		$—	$4,054,018
Developed Europe	—	4,642,933		—	4,642,933
North America	14,713,539	—		—	14,713,539
Total Common Stocks	$15,013,462	$8,397,028	*	$—	$23,410,490
Short-Term Investments	$—	$236,778		$—	$236,778
Total Investments	$15,013,462	$8,633,806		$—	$23,647,268

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of October 31, 2015 whose fair value was determined using Level 3 inputs. At July 31, 2016, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this
Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tax-Managed Global Small-Cap Portfolio

By:	/s/ Thomas E. Faust Jr.
Thomas E. Faust Jr.
President

Date:	September 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas E. Faust Jr.
Thomas E. Faust Jr.
President

Date:	September 26, 2016

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	September 26, 2016